FINANCIAL LIABILITIES AND WARRANTS - Additional information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
FINANCIAL LIABILITIES AND WARRANTS
Non-current financial liabilities		€ 22,190				€ 37,000
Equity ratio				10.00%
Finance income	€ 1,888	19,685	€ 5,758
Exercisable term of warrants	30 days
Expiration term of warrants	5 years
Liabilities against XJ (share purchase STG)						23,539
Silicon receivables
FINANCIAL LIABILITIES AND WARRANTS
Non-cash settlement of loans		2,800
Group14 shares
FINANCIAL LIABILITIES AND WARRANTS
Non-cash settlement of loans		17,664
Debt funds
FINANCIAL LIABILITIES AND WARRANTS
Finance income		€ 15,852
Loans from third parties
FINANCIAL LIABILITIES AND WARRANTS
Non-current financial liabilities						€ 2,000
Term of non-termination	6 months
Floating rate	3 months EURIBOR
Interest rate margin					1.00%	1.00%
Loans from shareholders
FINANCIAL LIABILITIES AND WARRANTS
Non-current financial liabilities						€ 21,000
Term of non-termination	6 months
Floating rate	3 months EURIBOR
Interest rate margin					1.00%	1.00%
Loans waived	€ 5,000			€ 5,000
Outstanding borrowings						€ 5,000
Short-term loans						12,100
Loans from Shareholder One
FINANCIAL LIABILITIES AND WARRANTS
Loan facilities				15,000
Loans from Shareholder Two
FINANCIAL LIABILITIES AND WARRANTS
Loan facilities				€ 11,000
Other related parties due June 2026
FINANCIAL LIABILITIES AND WARRANTS
Non-current financial liabilities						3,000
Other related parties due end of 2026
FINANCIAL LIABILITIES AND WARRANTS
Non-current financial liabilities						11,000
loans from other related parties
FINANCIAL LIABILITIES AND WARRANTS
Non-current financial liabilities						€ 14,000
Term of non-termination	6 months
Floating rate	3 months EURIBOR
Interest rate margin					1.00%	1.00%
Loan from asset management company
FINANCIAL LIABILITIES AND WARRANTS
Loan facilities | $					$ 2,350,000
Debt term	1 year
Effective interest rate					6.8482%	6.8482%